Cash and Cash Equivalents, As well As Restricted, Cash in Bank Accounts Jurisdictions of Major Financial Institutions (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 66,211	$ 72,432	$ 59,631	$ 58,801
Taiwan
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	65,093	69,879
Hong Kong
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	1,102	1,120
China
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash	$ 16	16
Singapore
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents and Restricted cash		$ 1,417